Subsequent Events - Acquisition of Nave (Details) - Nave a Vela Ltda. ("Nave") - BRL (R$) R$ in Thousands			1 Months Ended
	Feb. 25, 2021	Oct. 29, 2019	May 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held	100.00%	37.80%	13.20%
Acquisition
Disclosure of non-adjusting events after reporting period [line items]
Ownership interest held	49.00%
Outstanding share capital held	R$ 22,646